Shareholder Report, Average Annual Return (Details)	7 Months Ended
Jan. 31, 2026
C000258071 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%
Amplius Aggressive Asset Allocation ETF Blended Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%
Solactive GBS United States All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%
Solactive GBS Emerging Markets Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.60%